T. ROWE PRICE Japan Fund
July 31, 2021 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
JAPAN 99.4%
COMMON STOCKS 98.5%
AUTOMOBILES & TRANSPORTATION
EQUIPMENT 6.5%
Transportation Equipment 6.5%
Hino Motors  1,682,300 14,748
Nippon Seiki  602,400 6,987
Suzuki Motor  1,070,000 43,534
Total Automobiles & Transportation Equipment 65,269
CONSTRUCTION & MATERIALS 1.0%
Construction 1.0%
Sumitomo Densetsu  538,300 10,600
Total Construction & Materials 10,600
ELECTRIC APPLIANCES & PRECISION
INSTRUMENTS 17.2%
Electric Appliances 15.6%
FANUC  164,100 36,753
Hamamatsu Photonics  222,600 12,377
Keyence  94,500 52,637
Mitsubishi Electric  2,341,600 31,769
Murata Manufacturing  206,600 17,145
Nippon Ceramic  265,300 7,032
157,713
Precision Instruments 1.6%
Shimadzu  403,300 16,265
16,265
Total Electric Appliances & Precision
Instruments 173,978
FINANCIALS EX-BANKS 1.2%
Other Financing Business 0.3%
Aruhi (1) 209,800 2,654
2,654
Securities & Commodities Futures 0.9%
WealthNavi (2) 248,800 9,696
9,696
Total Financials ex-Banks 12,350

T. ROWE PRICE Japan Fund

Shares $ Value
(Cost and value in $000s)
FOODS 0.7%
Foods 0.7%
Ezaki Glico (1) 181,900 6,796
Total Foods 6,796
IT & SERVICES & OTHERS 36.5%
Information & Communication 20.7%
Coconala (2) 378,400 5,933
Demae-Can (1)(2) 369,800 4,385
Freee (2) 326,572 28,033
GMO Financial Gate (1) 35,000 6,643
GMO Payment Gateway  111,100 14,282
Hikari Tsushin  75,300 13,037
JMDC (2) 156,200 8,007
Medley (2) 135,700 4,990
Mercari (2) 86,000 4,501
Money Forward (1)(2) 202,000 12,450
Nippon Telegraph & Telephone  1,274,300 32,632
Plaid, Acquisition Date: 10/20/20, Cost $3,790 (2)(3) 350,300 7,447
Plaid (1)(2) 53,700 1,209
Sansan (2) 135,547 11,084
SoftBank  1,345,300 17,571
SoftBank Group  586,700 36,895
209,099
Other Products 1.7%
Nintendo  26,700 13,727
Pigeon  118,300 3,406
17,133
Services 14.1%
Benefit One (1) 306,600 10,096
CyberAgent  576,600 10,378
Oriental Land  66,700 9,138
Recruit Holdings  542,400 28,113
SMS  750,900 21,033
Solasto  1,876,300 22,927
TechnoPro Holdings  453,600 11,345
UT Group  769,200 24,141
Visional (2) 97,000 4,913
142,084
Total IT & Services & Others 368,316

T. ROWE PRICE Japan Fund

Shares $ Value
(Cost and value in $000s)
MACHINERY 16.0%
Machinery 16.0%
Daikin Industries  172,700 36,065
Disco  21,300 6,082
Fujitec  913,900 20,304
Hoshizaki  545,600 45,816
Kubota (1) 972,300 20,332
Miura  563,400 24,879
SMC  12,700 7,550
Total Machinery 161,028
PHARMACEUTICAL 5.7%
Pharmaceutical 5.7%
Chugai Pharmaceutical  363,000 13,377
Eisai  223,900 18,416
Kyowa Kirin  416,700 13,564
Takeda Pharmaceutical  350,800 11,677
Total Pharmaceutical 57,034
RAW MATERIALS & CHEMICALS 7.0%
Chemicals 4.0%
Fancl  441,300 14,028
Kansai Paint  593,700 14,581
Nippon Paint Holdings (1) 446,000 5,693
Sumitomo Seika Chemicals  177,700 6,013
40,315
Pulp & Paper 3.0%
Daio Paper  1,742,400 30,033
30,033
Total Raw Materials & Chemicals 70,348
REAL ESTATE 1.9%
Real Estate 1.9%
Hoshino Resorts REIT  2,263 14,394
Industrial & Infrastructure Fund Investment (1) 2,454 4,757
Total Real Estate 19,151
RETAIL TRADE 3.0%
Retail Trade 3.0%
Fast Retailing  20,100 13,632
JINS Holdings  106,100 6,949
Pan Pacific International Holdings  225,800 4,713

T. ROWE PRICE Japan Fund

Shares $ Value
(Cost and value in $000s)
Welcia Holdings  142,900 4,864
Total Retail Trade 30,158
STEEL & NONFERROUS METALS 1.8%
Nonferrous Metals 1.8%
Sumitomo Electric Industries  1,268,400 18,020
Total Steel & Nonferrous Metals 18,020
Total Common Stocks 993,048
CONVERTIBLE PREFERRED STOCKS 0.9%
IT & SERVICES & OTHERS 0.9%
Information & Communication 0.9%
Atama Plus, Series C, Acquisition Date: 7/20/21, Cost
$4,547 (2)(3)(4) 5,393 4,557
Datax, Series E, Acquisition Date: 7/14/21, Cost
$4,542 (2)(3)(4) 11,236 4,558
Finc Technologies, Series E, Acquisition Date: 12/18/19,
Cost $3,650 (2)(3)(4) 232,019 235
Total IT & Services & Others 9,350
Total Convertible Preferred Stocks 9,350
Total Japan (Cost $647,005) 1,002,398
SHORT-TERM INVESTMENTS 0.6%
MONEY MARKET FUNDS 0.6%
T. Rowe Price Government Reserve Fund, 0.04% (5)(6) 5,909,792 5,910
Total Short-Term Investments (Cost $5,910) 5,910

T. ROWE PRICE Japan Fund

Shares $ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL
2.3%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN
CHASE BANK 2.3%
Short-Term Funds 2.3%
T. Rowe Price Short-Term Fund, 0.07% (5)(6) 2,306,322 23,063
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 23,063
Total Securities Lending Collateral (Cost $23,063) 23,063
Total Investments in Securities 102.3%
(Cost $675,978) $ 1,031,371
Other Assets Less Liabilities (2.3)% (23,187)
Net Assets 100.0% $ 1,008,184
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) All or a portion of this security is on loan at July 31, 2021.
(2) Non-income producing
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $16,797 and represents 1.7% of net assets.
(4) Level 3 in fair value hierarchy.
(5) Seven-day yield
(6) Affiliated Companies

T. ROWE PRICE Japan Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2021. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.04% $ — $ — $ 6
T. Rowe Price Short-Term Fund, 0.07% — — —++
Totals $ —# $ — $ 6+
Supplementary Investment Schedule
Affiliate
Value
10/31/20
Purchase
Cost
Sales
Cost
Value
07/31/21
T. Rowe Price Government
Reserve Fund, 0.04% $ 12,538  ¤  ¤ $ 5,910
T. Rowe Price Short-Term Fund,
0.07% 38,452  ¤  ¤ 23,063
Total $ 28,973^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $6 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $28,973.

T. ROWE PRICE Japan Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Japan Fund (the fund) is registered under the Investment Company
Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Japan Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services

T. ROWE PRICE Japan Fund

to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.

T. ROWE PRICE Japan Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
F62-054Q3 07/21
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ — $ 993,048 $ — $ 993,048
Convertible Preferred Stocks — — 9,350 9,350
Short-Term Investments 5,910 — — 5,910
Securities Lending Collateral 23,063 — — 23,063
Total $ 28,973 $ 993,048 $ 9,350 $ 1,031,371